7. Income Tax (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Details 1Abstract
Accounting (loss) before tax	$ (201,979)	$ (4,509,178)	$ (2,217,694)
Prima facie tax (benefit on (loss) from ordinary activities before income tax at 27.5%	(55,544)	(1,352,753)	(665,308)
Tax effect of losses not brought to account	55,409	1,349,501	664,464
Total tax effect	(135)	(3,252)	(844)
Add: over provision for income tax in prior year	0	0	0
Income tax attributable to entity	$ (135)	$ (3,252)	$ (844)
Applicable weighted average effective current tax rate	0.00%	0.00%	0.00%